Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.4%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$2,027	$ 2,030,070
Alinea CLO Ltd., Series 2018-1A, Class E, 11.579%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	2,000	1,938,152
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 11.718%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	963,136
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.811%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	2,000	1,842,832
AMSR Trust, Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	1,931,677
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.014%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,958,130
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.491%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	4,000	3,784,320
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.276%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	3,000	2,847,945
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class B1, 8.46%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	6,000	6,047,778
Bain Capital Credit CLO Ltd., Series 2018-1A, Class E, 10.927%, (3 mo. SOFR + 5.612%), 4/23/31(1)(2)	3,500	3,242,561
Barings CLO Ltd., Series 2018-1A, Class D, 11.076%, (3 mo. SOFR + 5.762%), 4/15/31(1)(2)	5,000	4,663,910
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 8.929%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,924,740
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.179%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,000	4,708,640
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class E, 10.929%, (3 mo. SOFR + 5.612%), 4/20/31(1)(2)	3,000	2,902,662
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class DR, 8.578%, (3 mo. SOFR + 3.262%), 1/17/32(1)(2)	2,000	2,002,308
Series 2018-16A, Class E, 12.278%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	2,000	2,008,412
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DR, 8.668%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	1,984,738
Series 2020-22A, Class ER, 12.248%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,006,080
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.426%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	1,000	1,004,422
Security	Principal Amount (000's omitted)	Value
Betony CLO 2 Ltd., Series 2018-1A, Class D, 11.229%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	$3,000	$ 2,860,632
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 6.579%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	3,016	3,018,587
Series 2015-3A, Class DR, 10.979%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,830,258
Series 2016-3A, Class ER, 11.591%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	936,612
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 9.079%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,466,039
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.014%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,922,496
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.868%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	997,387
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.068%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	2,007,388
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 11.326%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,725,368
Series 2016-2A, Class ER, 11.576%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	944,304
Series 2017-1A, Class E, 11.826%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	1,000	955,200
Series 2018-1A, Class E, 11.326%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,881,048
Series 2022-1A, Class D, 8.517%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,854,731
Carlyle C17 CLO Ltd., Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,000	2,873,229
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.076%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,000	960,711
Series 2014-3RA, Class D, 10.981%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,000	1,867,662
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class CR, 8.514%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,723,869
Series 2019-4A, Class DR, 11.914%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,941,672
Series 2022-AA, Class C, 8.868%, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	3,004,815
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.179%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,002,555

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(3)	$7,600	$ 6,504,313
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(3)	2,075	1,685,974
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(3)	11,000	8,765,927
CIFC Funding Ltd., Series 2017-3A, Class A1, 6.799%, (3 mo. SOFR + 1.482%), 7/20/30(1)(2)	857	857,716
Crown City CLO III, Series 2021-1A, Class C, 8.879%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	948,895
Dryden CLO Ltd., Series 2018-55A, Class E, 10.976%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	931,478
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 11.126%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	2,000	1,863,818
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 8.468%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	2,002,188
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	2,010,048
FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 1/25/42(1)	6,511	6,630,413
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,712	3,308,816
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	4,339	3,824,672
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	5,939	5,154,899
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,421,499
Galaxy 31 CLO Ltd., Series 2023-31A, Class D, 10.564%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,348,974
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 8.229%, (3 mo. SOFR + 2.912%), 4/20/31(1)(2)	5,000	4,976,095
Series 2015-21A, Class ER, 10.829%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	4,000	3,824,400
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 9.378%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	3,000	2,956,128
Golub Capital Partners CLO 22B Ltd., Series 2015-22A, Class ER, 11.579%, (3 mo. SOFR + 6.262%), 1/20/31(1)(2)	3,000	2,968,284
Golub Capital Partners CLO 37B Ltd.:
Series 2018-37A, Class D, 8.879%, (3 mo. SOFR + 3.562%), 7/20/30(1)(2)	1,500	1,488,137
Series 2018-37A, Class E, 11.329%, (3 mo. SOFR + 6.012%), 7/20/30(1)(2)	3,000	3,008,835
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.418%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,009,830
Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 53B Ltd.:
Series 2021-53A, Class D, 8.629%, (3 mo. SOFR + 3.312%), 7/20/34(1)(2)	$2,000	$ 1,998,650
Series 2021-53A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,000	993,963
Golub Capital Partners CLO 60B Ltd., Series 2022-60A, Class D, 9.095%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	1,800	1,801,825
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 9.079%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,405,476
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.979%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,849
Highbridge Loan Management, Series 3A-2014, Class DR, 12.06%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,750	2,588,080
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	23,675	21,164,695
ICG U.S. CLO Ltd., Series 2018-2A, Class E, 11.329%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	1,000	916,966
KKR SFR Warehouse Participation, 8.836%, (30-day SOFR Average + 3.50%), 12/13/24(2)	13,475	13,427,725
Loandepot GMSR Master Trust, Series 2018-GT1, Class A, 8.998%, (1 mo. SOFR + 3.664%), 10/16/25(1)(2)	4,000	3,845,461
Madison Park Funding XVII Ltd., Series 2015-17A, Class ER, 12.079%, (3 mo. SOFR + 6.762%), 7/21/30(1)(2)	2,500	2,463,998
Madison Park Funding XXXVI Ltd.:
Series 2019-36A, Class D1R, 8.814%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	1,001,550
Series 2019-36A, Class ER, 12.364%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	2,005,190
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.558%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,948,958
Mountain View CLO LLC, Series 2017-2A, Class AR, 6.616%, (3 mo. SOFR + 1.302%), 1/16/31(1)(2)	5,806	5,807,255
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class ER, 11.638%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	2,000	2,005,458
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.779%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	2,000	1,979,404
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-49A, Class E, 12.325%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	2,000	2,006,080
NewRez Warehouse Securitization Trust:
Series 2021-1, Class E, 8.70%, (1 mo. SOFR + 3.364%), 5/25/55(1)(2)	3,813	3,837,491

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
NewRez Warehouse Securitization Trust: (continued)
Series 2021-1, Class F, 10.70%, (1 mo. SOFR + 5.364%), 5/25/55(1)(2)	$1,950	$ 1,964,800
Northwoods Capital XI-B Ltd., Series 2018-11B1, Class A1, 6.671%, (3 mo. SOFR + 1.362%), 4/19/31(1)(2)	9,505	9,508,664
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	635	596,843
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,460	2,292,665
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,071,634
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 12.129%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,992,300
Series 2018-1A, Class D, 10.71%, (3 mo. SOFR + 5.412%), 4/18/31(1)(2)	4,000	3,951,316
Series 2021-2A, Class E, 11.926%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,004,985
Series 2022-1A, Class D, 8.368%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,452,629
PMT Issuer Trust - FMSR, Series 2022-FT1, Class A, 9.534%, (30-day SOFR Average + 4.19%), 6/25/27(1)(2)	3,000	3,023,648
Regatta IX Funding Ltd., Series 2017-1A, Class E, 11.578%, (3 mo. SOFR + 6.262%), 4/17/30(1)(2)	3,000	2,930,655
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 11.526%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	3,000	2,820,915
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	6,853,141
Sandstone Peak Ltd., Series 2021-1A, Class D, 9.126%, (3 mo. SOFR + 3.812%), 10/15/34(1)(2)	4,000	3,891,660
Shackleton CLO Ltd., Series 2015-7RA, Class AR, 6.726%, (3 mo. SOFR + 1.412%), 7/15/31(1)(2)	10,729	10,752,178
STAR Trust:
Series 2021-SFR1, Class G, 8.649%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	2,494	2,374,739
Series 2021-SFR1, Class H, 9.899%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,461,339
Steele Creek CLO Ltd., Series 2014-1RA, Class A, 6.649%, (3 mo. SOFR + 1.332%), 4/21/31(1)(2)	6,372	6,375,377
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.829%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	2,000	1,657,748
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	13,537,371
Voya CLO Ltd.:
Series 2013-1A, Class DR, 12.056%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,191,185
Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd.: (continued)
Series 2014-1A, Class DR2, 11.56%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	$2,000	$ 1,848,186
Series 2015-3A, Class DR, 11.779%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,741,922
Series 2017-4A, Class A1, 6.706%, (3 mo. SOFR + 1.392%), 10/15/30(1)(2)	3,519	3,521,069
Series 2018-2A, Class E, 10.826%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	900,438
Wellfleet CLO Ltd.:
Series 2016-2A, Class A1R, 6.719%, (3 mo. SOFR + 1.402%), 10/20/28(1)(2)	361	361,412
Series 2019-1A, Class CR, 9.129%, (3 mo. SOFR + 3.812%), 7/20/32(1)(2)	2,500	2,418,403
Series 2021-2A, Class E, 12.536%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	909,859
Series 2022-1A, Class E, 13.174%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,931,220
Series 2022-2A, Class E, 13.858%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	2,000	2,008,388
Total Asset-Backed Securities (identified cost $343,080,542)		$ 340,607,178

Closed-End Funds — 0.2%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,048,338
PGIM Global High Yield Fund, Inc.	430,326	4,901,413
Western Asset High Income Opportunity Fund, Inc.	383,997	1,512,948
Total Closed-End Funds (identified cost $8,409,895)		$ 7,462,699

Collateralized Mortgage Obligations — 32.5%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$3,939	$ 3,914,182
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,866	3,668,426
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,792	2,553,194
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	11,607	11,564,695
Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	1,764	1,794,523
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.786%, 5/25/65(1)(3)	4,273	4,225,517

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
FARM Mortgage Trust:
Series 2022-1, Class B, 2.947%, 1/25/52(1)(3)	$2,632	$ 1,895,935
Series 2023-1, Class B, 3.034%, 3/25/52(1)(3)	2,646	1,911,629
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	33	33,681
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(5)	516	431,702
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(5)	4,319	1,819,512
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	3,411	2,048,724
Series 5139, Class DZ, 2.50%, 9/25/51	2,064	1,207,935
Series 5144, Class Z, 2.50%, 9/25/51	7,618	4,632,394
Series 5150, Class QZ, 2.50%, 10/25/51	2,658	1,610,469
Series 5150, Class ZJ, 2.50%, 10/25/51	4,282	2,596,926
Series 5152, Class ZP, 3.00%, 7/25/50	10,234	6,253,062
Series 5159, Class ZP, 3.00%, 11/25/51	867	555,277
Series 5159, Class ZT, 3.00%, 11/25/51	1,538	1,035,677
Series 5163, Class Z, 3.00%, 11/25/51	1,087	665,075
Series 5168, Class MZ, 3.00%, 10/25/51	2,069	1,367,102
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,334,398
Series 5324, Class MZ, 6.00%, 7/25/53	3,443	3,603,287
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,699,362
Interest Only:(6)
Series 380, Class C1, 3.00%, 1/25/50	30,086	5,231,966
Series 380, Class C5, 3.50%, 1/25/50	9,362	1,689,136
Series 2631, Class DS, 1.64%, (6.986% - 30-day SOFR Average), 6/15/33(5)	355	8,317
Series 2956, Class SL, 1.54%, (6.886% - 30-day SOFR Average), 6/15/32(5)	433	34,867
Series 3114, Class TS, 1.19%, (6.536% - 30-day SOFR Average), 9/15/30(5)	942	37,856
Series 3153, Class JI, 1.16%, (6.506% - 30-day SOFR Average), 5/15/36(5)	1,110	83,413
Series 4007, Class JI, 4.00%, 2/15/42	532	82,662
Series 4067, Class JI, 3.50%, 6/15/27	1,204	44,290
Series 4070, Class S, 0.64%, (5.986% - 30-day SOFR Average), 6/15/32(5)	4,354	290,047
Series 4095, Class HS, 0.64%, (5.986% - 30-day SOFR Average), 7/15/32(5)	817	33,243
Series 4109, Class ES, 0.69%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	8,800
Series 4109, Class SA, 0.74%, (6.086% - 30-day SOFR Average), 9/15/32(5)	1,974	123,375
Series 4149, Class S, 0.79%, (6.136% - 30-day SOFR Average), 1/15/33(5)	1,374	97,359
Series 4163, Class GS, 0.74%, (6.086% - 30-day SOFR Average), 11/15/32(5)	1,238	79,256
Series 4169, Class AS, 0.79%, (6.136% - 30-day SOFR Average), 2/15/33(5)	1,795	109,751
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4188, Class AI, 3.50%, 4/15/28	$1,009	$ 32,185
Series 4189, Class SQ, 0.69%, (6.036% - 30-day SOFR Average), 12/15/42(5)	481	51,757
Series 4203, Class QS, 0.79%, (6.136% - 30-day SOFR Average), 5/15/43(5)	1,277	84,838
Series 4332, Class IK, 4.00%, 4/15/44	449	71,436
Series 4343, Class PI, 4.00%, 5/15/44	1,366	224,960
Series 4370, Class IO, 3.50%, 9/15/41	182	4,209
Series 4381, Class SK, 0.69%, (6.036% - 30-day SOFR Average), 6/15/44(5)	1,275	116,099
Series 4388, Class MS, 0.64%, (5.986% - 30-day SOFR Average), 9/15/44(5)	1,237	136,238
Series 4408, Class IP, 3.50%, 4/15/44	1,902	246,097
Series 4497, Class CS, 0.74%, (6.086% - 30-day SOFR Average), 9/15/44(5)	1,014	19,069
Series 4507, Class MI, 3.50%, 8/15/44	563	22,368
Series 4507, Class SJ, 0.72%, (6.066% - 30-day SOFR Average), 9/15/45(5)	3,527	390,740
Series 4520, Class PI, 4.00%, 8/15/45	8,401	1,089,287
Series 4528, Class BS, 0.69%, (6.036% - 30-day SOFR Average), 7/15/45(5)	1,695	164,835
Series 4629, Class QI, 3.50%, 11/15/46	1,762	348,658
Series 4637, Class IP, 3.50%, 4/15/44	206	6,652
Series 4644, Class TI, 3.50%, 1/15/45	1,575	223,581
Series 4744, Class IO, 4.00%, 11/15/47	1,590	314,416
Series 4749, Class IL, 4.00%, 12/15/47	1,264	250,423
Series 4768, Class IO, 4.00%, 3/15/48	1,547	308,514
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(5)	17,762	631,441
Series 5070, Class CI, 2.00%, 2/25/51	38,045	5,018,146
Series 5156, Class IP, 3.00%, 12/25/49	19,578	3,082,546
Series 5236, Class TI, 3.00%, 1/25/51	71,429	12,120,038
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	539	356,612
Series 4478, Class PO, 0.00%, 5/15/45	829	611,168
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.959%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,414,423
Series 2020-DNA6, Class B2, 10.995%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,480,351
Series 2021-DNA3, Class B2, 11.595%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	7,428,605
Series 2021-DNA5, Class B2, 10.845%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	14,500	15,753,637
Series 2021-DNA6, Class B2, 12.845%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	16,140	17,438,439
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	1	853
Series 1994-42, Class K, 6.50%, 4/25/24	1	1,173

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2009-62, Class WA, 5.583%, 8/25/39(3)	$559	$ 564,886
Series 2013-6, Class TA, 1.50%, 1/25/43	503	440,215
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,364	869,421
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,537	3,483,136
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,846	2,343,946
Series 2021-61, Class Z, 2.50%, 9/25/51	8,169	4,982,719
Series 2021-77, Class WZ, 3.00%, 8/25/50	422	250,821
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,940,614
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	65,842,539
Interest Only:(6)
Series 2004-46, Class SI, 0.541%, (5.886% - 30-day SOFR Average), 5/25/34(5)	936	36,130
Series 2005-17, Class SA, 1.241%, (6.586% - 30-day SOFR Average), 3/25/35(5)	899	84,498
Series 2005-71, Class SA, 1.291%, (6.636% - 30-day SOFR Average), 8/25/25(5)	17	82
Series 2005-105, Class S, 1.241%, (6.586% - 30-day SOFR Average), 12/25/35(5)	748	73,312
Series 2006-44, Class IS, 1.141%, (6.486% - 30-day SOFR Average), 6/25/36(5)	658	58,166
Series 2006-65, Class PS, 1.761%, (7.106% - 30-day SOFR Average), 7/25/36(5)	647	80,517
Series 2006-96, Class SN, 1.741%, (7.086% - 30-day SOFR Average), 10/25/36(5)	691	54,197
Series 2006-104, Class SD, 1.181%, (6.526% - 30-day SOFR Average), 11/25/36(5)	695	69,663
Series 2006-104, Class SE, 1.171%, (6.516% - 30-day SOFR Average), 11/25/36(5)	463	46,160
Series 2007-50, Class LS, 0.991%, (6.336% - 30-day SOFR Average), 6/25/37(5)	1,000	90,235
Series 2008-26, Class SA, 0.741%, (6.086% - 30-day SOFR Average), 4/25/38(5)	1,086	108,670
Series 2008-61, Class S, 0.641%, (5.986% - 30-day SOFR Average), 7/25/38(5)	1,931	133,815
Series 2011-101, Class IC, 3.50%, 10/25/26	495	12,464
Series 2011-101, Class IE, 3.50%, 10/25/26	363	9,000
Series 2011-104, Class IM, 3.50%, 10/25/26	667	17,643
Series 2012-52, Class DI, 3.50%, 5/25/27	1,471	53,553
Series 2012-124, Class IO, 1.618%, 11/25/42(3)	2,462	114,165
Series 2012-139, Class LS, 0.694%, (6.036% - 30-day SOFR Average), 12/25/42(5)	2,429	338,600
Series 2012-147, Class SA, 0.641%, (5.986% - 30-day SOFR Average), 1/25/43(5)	2,815	282,405
Series 2012-150, Class PS, 0.691%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,612	363,021
Series 2012-150, Class SK, 0.691%, (6.036% - 30-day SOFR Average), 1/25/43(5)	4,174	440,889
Series 2013-11, Class IO, 4.00%, 1/25/43	8,562	1,041,513
Series 2013-12, Class SP, 0.191%, (5.536% - 30-day SOFR Average), 11/25/41(5)	417	6,601
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-15, Class DS, 0.741%, (6.086% - 30-day SOFR Average), 3/25/33(5)	$3,270	$ 193,828
Series 2013-23, Class CS, 0.791%, (6.136% - 30-day SOFR Average), 3/25/33(5)	1,682	101,895
Series 2013-64, Class PS, 0.791%, (6.136% - 30-day SOFR Average), 4/25/43(5)	1,835	126,912
Series 2013-66, Class JI, 3.00%, 7/25/43	3,015	471,218
Series 2013-75, Class SC, 0.791%, (6.136% - 30-day SOFR Average), 7/25/42(5)	2,417	56,796
Series 2014-32, Class EI, 4.00%, 6/25/44	711	122,619
Series 2014-41, Class SA, 0.591%, (5.936% - 30-day SOFR Average), 7/25/44(5)	1,164	167,955
Series 2014-43, Class PS, 0.641%, (5.986% - 30-day SOFR Average), 3/25/42(5)	1,013	64,861
Series 2014-55, Class IN, 3.50%, 7/25/44	1,804	344,163
Series 2014-64, Class BI, 3.50%, 3/25/44	185	5,109
Series 2014-67, Class IH, 4.00%, 10/25/44	1,144	248,664
Series 2014-80, Class CI, 3.50%, 12/25/44	1,240	241,859
Series 2014-89, Class IO, 3.50%, 1/25/45	1,864	361,904
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(5)	1,960	9,377
Series 2015-14, Class KI, 3.00%, 3/25/45	2,208	357,081
Series 2015-22, Class GI, 3.50%, 4/25/45	664	122,135
Series 2015-31, Class SG, 0.641%, (5.986% - 30-day SOFR Average), 5/25/45(5)	2,466	433,599
Series 2015-36, Class IL, 3.00%, 6/25/45	1,491	215,778
Series 2015-52, Class MI, 3.50%, 7/25/45	3,038	587,770
Series 2015-93, Class BS, 0.691%, (6.036% - 30-day SOFR Average), 8/25/45(5)	1,307	69,324
Series 2018-21, Class IO, 3.00%, 4/25/48	3,953	701,488
Series 2021-94, Class CI, 3.00%, 1/25/52	11,277	1,878,845
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.709%, (30-day SOFR Average + 5.364%), 6/25/39(1)(2)	15,510	16,628,495
Series 2019-R06, Class 2B1, 9.209%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	897	931,884
Series 2021-R01, Class 1B2, 11.345%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,966,568
FIGRE Trust, Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(3)	5,138	5,252,487
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	1,000	657,411
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.511%, 10/25/51(1)(3)	6,863	5,138,276
Series 2023-6INV, Class B4, 3.486%, 8/25/51(1)(3)	4,178	3,183,907
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	2,705	2,728,121

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	$8,860	$ 5,350,807
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,716	1,179,875
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,784	1,081,658
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,878	1,686,170
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,782	8,951,691
Series 2022-31, Class ZD, 3.00%, 2/20/52	285	116,452
Series 2022-173, Class S, 3.134%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	7,503	7,465,643
Series 2022-189, Class US, 3.134%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	10,967	11,086,262
Series 2022-195, Class AS, 3.348%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	4,761	5,141,362
Series 2022-197, Class SW, 3.491%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	8,606	8,608,881
Series 2023-47, Class HS, 7.00%, 1/1/54	1,033	1,046,186
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	19,754,618
Series 2023-53, Class SE, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(5)	19,276	19,812,092
Series 2023-56, Class ZE, 6.00%, 4/20/53	16,546	17,473,736
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,922,004
Series 2023-63, Class S, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	37,279	37,439,491
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,270,910
Series 2023-65, Class SB, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	7,567	7,733,327
Series 2023-65, Class SD, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	15,043	15,734,252
Series 2023-66, Class S, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	6,873	7,058,471
Series 2023-66, Class SD, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	6,135	6,163,440
Series 2023-83, Class S, 2.664%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(5)	7,758	7,686,228
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,694,064
Series 2023-84, Class SN, 2.77%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(5)	8,169	8,144,897
Series 2023-89, Class SD, 2.584%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(5)	9,160	9,071,013
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,393,765
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,315,628
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,691,228
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,118,570
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,758,415
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,535,945
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,719,714
Series 2023-133, Class S, 5.564%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	14,891	15,613,870
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,488,782
Series 2023-149, Class S, 5.414%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	9,193	9,894,249
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-150, Class AS, 6.948%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	$5,231	$ 5,672,604
Series 2023-153, Class SM, 6.619%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	15,800	17,126,954
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,652,155
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	83,252,111
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	26,313,702
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,273,872
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,844,489
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,325,046
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,614,126
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,598,723
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,155,492
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,197,809
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	7,052,605
Interest Only:(6)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,377	91,177
Series 2017-104, Class SD, 0.749%, (6.086% - 1 mo. SOFR), 7/20/47(5)	4,223	482,179
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(5)	2,800	118,083
Series 2017-137, Class AS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 9/20/47(5)	3,893	160,114
Series 2020-116, Class MI, 2.00%, 8/20/50	16,587	2,158,910
Series 2020-134, Class LI, 2.50%, 9/20/50	7,402	1,012,407
Series 2020-146, Class IQ, 2.00%, 10/20/50	17,076	1,908,125
Series 2020-146, Class QI, 2.00%, 10/20/50	9,041	998,535
Series 2020-149, Class NI, 2.50%, 10/20/50	13,416	1,793,333
Series 2020-151, Class AI, 2.00%, 10/20/50	50,290	6,155,374
Series 2020-151, Class HI, 2.50%, 10/20/50	1,171	156,369
Series 2020-154, Class PI, 2.50%, 10/20/50	11,898	1,583,684
Series 2020-167, Class KI, 2.00%, 11/20/50	27,777	3,100,728
Series 2020-173, Class DI, 2.00%, 11/20/50	20,974	2,522,464
Series 2020-176, Class HI, 2.50%, 11/20/50	29,056	3,885,636
Series 2020-185, Class BI, 2.00%, 12/20/50	7,184	826,765
Series 2020-191, Class AI, 2.00%, 12/20/50	26,909	3,093,510
Series 2021-15, Class AI, 2.00%, 1/20/51	30,897	3,728,542
Series 2021-23, Class TI, 2.50%, 2/20/51	11,146	1,427,614
Series 2021-30, Class AI, 2.00%, 2/20/51	3,791	452,064
Series 2021-46, Class IM, 2.50%, 3/20/51	2,525	330,510
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(5)	5,239	70,378
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(5)	12,040	382,153
Series 2021-97, Class IG, 2.50%, 8/20/49	36,467	3,960,741
Series 2021-114, Class MI, 3.00%, 6/20/51	9,128	1,416,171

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-121, Class TI, 3.00%, 7/20/51	$33,099	$ 4,224,248
Series 2021-122, Class NI, 3.00%, 7/20/51	6,091	927,843
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	15,932	486,466
Series 2021-154, Class MI, 3.00%, 9/20/51	45,392	5,846,879
Series 2021-160, Class IT, 2.50%, 9/20/51	16,900	1,807,818
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	25,562	202,311
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	12,949	102,673
Series 2021-193, Class IU, 3.00%, 11/20/49	40,925	5,304,799
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(5)	24,823	244,978
Series 2021-201, Class PI, 3.00%, 11/20/51	25,562	2,800,693
Series 2021-209, Class IW, 3.00%, 11/20/51	18,164	2,242,392
Series 2022-104, Class IO, 2.50%, 6/20/51	24,653	3,306,483
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	204,387	1,767,212
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	22,710	196,357
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	45,419	315,783
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	454,193	2,973,105
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	60,948	951,761
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	45,419	728,653
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(5)	127,095	1,245,599
Series 2023-13, Class SA, 0.055%, (5.40% - 30-day SOFR Average), 1/20/53(5)	15,753	409,721
Series 2023-19, Class SD, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(5)	20,031	1,011,973
Series 2023-20, Class HS, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(5)	14,011	728,417
Series 2023-22, Class ES, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(5)	18,682	971,223
Series 2023-22, Class SA, 0.355%, (5.70% - 30-day SOFR Average), 2/20/53(5)	30,690	965,834
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(5)	37,363	1,006,451
Series 2023-24, Class SG, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(5)	18,682	971,223
Series 2023-32, Class SA, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(5)	63,050	3,277,878
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-38, Class LS, 0.955%, (6.30% - 30-day SOFR Average), 3/20/53(5)	$60,334	$ 3,138,551
Series 2023-38, Class SD, 0.905%, (6.25% - 30-day SOFR Average), 3/20/53(5)	90,608	3,905,861
Series 2023-38, Class SG, 0.855%, (6.20% - 30-day SOFR Average), 3/20/53(5)	46,839	2,336,334
Series 2023-47, Class HS, 0.955%, (6.30% - 30-day SOFR Average), 3/20/53(5)	20,111	1,046,184
Series 2023-47, Class SC, 0.905%, (6.25% - 30-day SOFR Average), 3/20/53(5)	30,099	1,534,120
Series 2023-53, Class SK, 0.855%, (6.20% - 30-day SOFR Average), 4/20/53(5)	38,210	1,937,277
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.184%, 1/25/53(1)(3)	1,934	1,104,629
Series 2024-PJ1, Class B3, 7.324%, 6/25/54(1)(3)	5,777	5,965,402
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	2,775	2,811,394
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	13,700	13,890,623
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	13,631	13,734,931
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 8.70%, (1 mo. SOFR + 3.364%), 11/25/55(1)(2)	1,500	1,502,717
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	876	889,709
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	11,820	11,788,469
PNMAC GMSR Issuer Trust:
2024 Participation, 11.13%, (30-day SOFR Average + 5.75%), 12/14/24(2)	4,095	4,104,246
Series 2022-GT1, Class A, 9.595%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	6,000	6,056,647
Series 2018-GT2, Class A, 8.851%, (1 mo. SOFR + 3.515%), 8/25/25(1)(2)	2,793	2,799,340
PRPM LLC, Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(4)	2,700	2,432,677
Radnor RE Ltd., Series 2022-1, Class M1A, 9.095%, (30-day SOFR Average + 3.75%), 9/25/32(1)(2)	6,142	6,242,229
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	52,605	48,638,850
Total Collateralized Mortgage Obligations (identified cost $1,136,813,369)		$1,067,402,654

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 8.476%, (1 mo. SOFR + 3.143%), 9/9/24(1)(2)	$4,200	$ 4,239,421
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.711%, 9/15/47(1)(3)	3,430	2,408,508
Series 2014-C25, Class D, 4.08%, 11/15/47(1)(3)	8,045	3,634,793
Med Trust, Series 2021-MDLN, Class E, 8.598%, (1 mo. SOFR + 3.264%), 11/15/38(1)(2)	5,265	5,175,609
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,702,241
Total Commercial Mortgage-Backed Securities (identified cost $23,183,215)		$ 18,160,572

Common Stocks — 0.2%
Security	Shares	Value
Bermuda — 0.1%
Liberty Latin America Ltd., Class A(8)	105,100	$ 739,904
		$ 739,904
Bulgaria — 0.1%
Eurohold Bulgaria AD(8)	5,131,967	$ 3,672,955
		$ 3,672,955
Canada — 0.0%(9)
Canacol Energy Ltd.	147,000	$ 677,898
		$ 677,898
Iceland — 0.0%(9)
Siminn Hf.	2,023,336	$ 157,860
		$ 157,860
Total Common Stocks (identified cost $6,377,492)		$ 5,248,617

Convertible Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.1%
Jazz Investments I Ltd., 2.00%, 6/15/26	USD	1,305	$ 1,316,745
NCL Corp. Ltd., 1.125%, 2/15/27	USD	1,335	1,190,687
			$ 2,507,432
Security	Principal Amount (000's omitted)		Value
Canada — 0.0%(9)
Shopify, Inc., 0.125%, 11/1/25	USD	460	$ 441,600
			$ 441,600
Cayman Islands — 0.2%
Herbalife Ltd., 2.625%, 3/15/24	USD	870	$ 866,710
Li Auto, Inc., 0.25%, 5/1/28	USD	660	795,273
Poseidon Finance 1 Ltd., 0.00%, 2/1/25(10)	USD	1,010	1,015,302
Sea Ltd., 2.375%, 12/1/25	USD	1,440	1,378,800
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,085	984,366
			$ 5,040,451
China — 0.1%
Meituan, 0.00%, 4/27/27(10)	USD	3,400	$ 3,127,150
Sunac China Holdings Ltd., 1.00%, 9/30/32(10)(11)	USD	255	14,043
			$ 3,141,193
France — 0.0%(9)
Veolia Environnement SA, 0.00%, 1/1/25(10)	EUR	1,650	$ 574,504
			$ 574,504
Germany — 0.0%(9)
Deutsche Post AG, 0.05%, 6/30/25(10)	EUR	800	$ 844,428
			$ 844,428
India — 0.1%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(10)	USD	1,325	$ 1,326,484
			$ 1,326,484
Israel — 0.0%(9)
Nice Ltd., 0.00%, 9/15/25	USD	635	$ 611,505
			$ 611,505
Luxembourg — 0.0%(9)
Citigroup Global Markets Funding Luxembourg SCA, 0.00%, 7/25/24(10)	HKD	6,000	$ 743,133
			$ 743,133
Netherlands — 0.0%(9)
STMicroelectronics NV, Series A, 0.00%, 8/4/25(10)	USD	400	$ 450,859
			$ 450,859
South Africa — 0.0%(9)
HTA Group Ltd., 2.875%, 3/18/27(10)	USD	600	$ 518,440
			$ 518,440

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
South Korea — 0.0%(9)
LG Chem Ltd., 1.60%, 7/18/30(10)	USD	900	$ 831,375
			$ 831,375
Spain — 0.0%(9)
Cellnex Telecom SA, 0.50%, 7/5/28(10)	EUR	500	$ 575,994
			$ 575,994
United Arab Emirates — 0.0%(9)
Abu Dhabi National Oil Co., 0.70%, 6/4/24(10)	USD	400	$ 392,901
			$ 392,901
United States — 2.1%
Airbnb, Inc., 0.00%, 3/15/26	USD	1,475	$ 1,342,250
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	USD	2,065	2,297,312
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	905	874,502
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29(1)	USD	550	614,955
Ares Capital Corp., 4.625%, 3/1/24	USD	840	878,850
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	720	885,960
Bentley Systems, Inc., 0.125%, 1/15/26	USD	1,125	1,107,450
BILL Holdings, Inc., 0.00%, 12/1/25	USD	970	909,375
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,250	1,250,750
BlackLine, Inc., 0.00%, 3/15/26	USD	825	736,828
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	USD	500	449,750
Block, Inc., 0.125%, 3/1/25	USD	1,165	1,125,739
Bloom Energy Corp., 3.00%, 6/1/28(1)	USD	860	798,166
Burlington Stores, Inc., 2.25%, 4/15/25	USD	845	910,995
Cable One, Inc., 0.00%, 3/15/26	USD	800	687,600
Carnival Corp., 5.75%, 12/1/27	USD	430	655,535
Ceridian HCM Holding, Inc., 0.25%, 3/15/26	USD	740	672,956
Cloudflare, Inc., 0.00%, 8/15/26	USD	1,000	895,250
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,085	906,626
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	820	673,466
Cytokinetics, Inc., 3.50%, 7/1/27	USD	665	1,143,002
Datadog, Inc., 0.125%, 6/15/25	USD	865	1,228,732
Dexcom, Inc., 0.375%, 5/15/28(1)	USD	1,400	1,413,300
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,025	866,125
Dropbox, Inc., 0.00%, 3/1/26	USD	1,065	1,080,975
Duke Energy Corp., 4.125%, 4/15/26(1)	USD	1,105	1,103,342
Enphase Energy, Inc., 0.00%, 3/1/26	USD	875	784,875
Envista Holdings Corp., 1.75%, 8/15/28(1)	USD	920	838,120
Etsy, Inc., 0.25%, 6/15/28	USD	870	686,256
Euronet Worldwide, Inc., 0.75%, 3/15/49	USD	460	441,140
Evolent Health, Inc., 3.50%, 12/1/29(1)	USD	585	641,745
Exact Sciences Corp., 0.375%, 3/1/28	USD	1,565	1,383,147
Security	Principal Amount (000's omitted)		Value
United States (continued)
Expedia Group, Inc., 0.00%, 2/15/26	USD	720	$ 681,352
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	675	668,854
Five9, Inc., 0.50%, 6/1/25	USD	460	440,450
Ford Motor Co., 0.00%, 3/15/26	USD	1,600	1,566,960
Glencore Funding LLC, 0.00%, 3/27/25(10)	USD	600	621,015
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	955	868,477
Insmed, Inc., 0.75%, 6/1/28	USD	905	985,998
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	460	433,780
InterDigital, Inc.:
2.00%, 6/1/24	USD	250	322,656
3.50%, 6/1/27	USD	455	650,650
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	1,335	1,423,777
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	240	249,600
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	675	666,563
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	640	673,600
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	665	534,062
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	770	681,450
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	750	669,825
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	585	658,710
MongoDB, Inc., 0.25%, 1/15/26	USD	500	968,250
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	USD	1,230	1,110,075
NRG Energy, Inc., 2.75%, 6/1/48	USD	1,055	1,395,237
NuVasive, Inc., 0.375%, 3/15/25	USD	805	758,466
Okta, Inc., 0.125%, 9/1/25	USD	900	831,150
ON Semiconductor Corp., 0.50%, 3/1/29(1)	USD	1,510	1,471,495
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	720	2,451,651
Post Holdings, Inc., 2.50%, 8/15/27	USD	765	797,895
PPL Capital Funding, Inc., 2.875%, 3/15/28(1)	USD	925	885,225
Rapid7, Inc., 0.25%, 3/15/27	USD	840	756,000
Rivian Automotive, Inc., 4.625%, 3/15/29(1)	USD	835	893,257
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	1,120	1,265,600
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	980	913,262
Shockwave Medical, Inc., 1.00%, 8/15/28(1)	USD	695	731,835
Snap, Inc., 0.00%, 5/1/27	USD	1,150	927,935
Southwest Airlines Co., 1.25%, 5/1/25	USD	620	638,755
Splunk, Inc., 1.125%, 9/15/25	USD	1,250	1,393,125
Spotify USA, Inc., 0.00%, 3/15/26	USD	775	694,594
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	890	899,345
Uber Technologies, Inc., 0.00%, 12/15/25	USD	1,335	1,387,688
Western Digital Corp., 3.00%, 11/15/28(1)	USD	930	1,208,535
Wolfspeed, Inc., 1.875%, 12/1/29	USD	1,395	805,613

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Ziff Davis, Inc., 1.75%, 11/1/26	USD	530	$ 502,175
Zscaler, Inc., 0.125%, 7/1/25	USD	850	1,362,975
			$ 68,132,991
Total Convertible Bonds (identified cost $83,927,494)			$ 86,133,290

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	1,125	$ 1,370,081
Wells Fargo & Co., Series L, Class A, 7.50%	1,120	1,355,200
Total Convertible Preferred Stocks (identified cost $2,722,536)		$ 2,725,281

Exchange-Traded Funds — 0.4%
Security	Shares	Value
Equity Funds — 0.4%
ProShares Short VIX Short-Term Futures ETF	112,100	$ 11,726,781
Total Exchange-Traded Funds (identified cost $11,075,571)		$ 11,726,781

Foreign Corporate Bonds — 7.0%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(9)
IRSA Inversiones y Representaciones SA, 8.75%, 6/22/28(1)	USD	31	$ 30,908
			$ 30,908
Brazil — 1.0%
3R Lux SARL, 9.75%, 2/5/31(1)(12)	USD	2,558	$ 2,553,523
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(10)(13)	USD	4,029	3,856,091
Coruripe Netherlands BV, 10.00%, 2/10/27(10)	USD	5,979	4,818,847
FORESEA Holding SA, 7.50%, 6/15/30(10)	USD	3,730	3,444,319
Guara Norte SARL, 5.198%, 6/15/34(10)	USD	3,743	3,415,682
Hidrovias International Finance SARL, 4.95%, 2/8/31(10)	USD	4,544	3,731,212
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
MC Brazil Downstream Trading SARL:
7.25%, 6/30/31(1)	USD	2,303	$ 1,772,335
7.25%, 6/30/31(10)	USD	2,118	1,629,767
MV24 Capital BV, 6.748%, 6/1/34(10)	USD	1,305	1,226,057
Samarco Mineracao SA, 9.50%, 6/30/31(10)(11)	USD	5,743	4,789,762
Vale SA, Series A6, 1.641%(14)(15)	BRL	14,736	1,055,914
			$ 32,293,509
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(10)	EUR	3,738	$ 3,539,144
			$ 3,539,144
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(10)	USD	3,883	$ 3,591,433
			$ 3,591,433
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	2,246	$ 2,285,621
			$ 2,285,621
Chile — 0.2%
AES Andes SA:
6.35% to 1/7/25, 10/7/79(10)(13)	USD	1,730	$ 1,642,696
7.125% to 4/7/24, 3/26/79(10)(13)	USD	3,738	3,592,909
Inversiones La Construccion SA, 4.75%, 2/7/32(10)	USD	910	784,602
			$ 6,020,207
China — 0.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(10)	USD	4,844	$ 4,512,498
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(10)(16)	USD	850	26,563
KWG Group Holdings Ltd., 7.875%, 8/30/24(16)	USD	519	45,672
Longfor Group Holdings Ltd., 3.85%, 1/13/32(10)	USD	1,699	683,822
Shimao Group Holdings Ltd., 5.60%, 7/15/26(10)(16)	USD	4,343	219,973
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(10)(11)	USD	207	27,988
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(10)(11)	USD	207	25,542
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(10)(11)	USD	413	42,343
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(10)(11)	USD	620	57,318
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(10)(11)	USD	620	51,122
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(10)(11)	USD	291	21,977

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Times China Holdings Ltd.:
5.55%, 6/4/24(10)(16)	USD	2,221	$ 78,845
6.75%, 7/16/23(10)(16)	USD	1,041	39,037
			$ 5,832,700
Colombia — 0.4%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)(11)	USD	1,639	$ 1,233,045
Aris Mining Corp., 6.875%, 8/9/26(10)	USD	1,758	1,538,746
Avianca Midco 2 PLC, 9.00%, 12/1/28(10)	USD	3,408	3,063,364
Bancolombia SA, 6.909%, 10/18/27	USD	941	927,735
Canacol Energy Ltd., 5.75%, 11/24/28(10)	USD	5,465	3,765,787
SierraCol Energy Andina LLC, 6.00%, 6/15/28(10)	USD	4,291	3,618,793
			$ 14,147,470
Costa Rica — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,290	$ 2,343,338
			$ 2,343,338
Cyprus — 0.0%(9)
Bank of Cyprus PLC:
7.375% to 7/25/27, 7/25/28(10)(13)	EUR	615	$ 692,915
11.875% to 12/21/28(10)(13)(14)	EUR	213	249,645
			$ 942,560
Georgia — 0.1%
TBC Bank JSC, 8.894% to 11/6/26(10)(13)(14)	USD	3,132	$ 2,920,590
			$ 2,920,590
Ghana — 0.2%
Kosmos Energy Ltd.:
7.50%, 3/1/28(10)	USD	4,374	$ 4,050,587
7.75%, 5/1/27(10)	USD	794	750,973
Tullow Oil PLC, 10.25%, 5/15/26(10)	USD	2,624	2,418,488
			$ 7,220,048
Greece — 0.4%
Alpha Bank SA, 6.875% to 6/27/28, 6/27/29(10)(13)	EUR	770	$ 890,742
Alpha Services & Holdings SA, 5.50% to 3/11/26, 6/11/31(10)(13)	EUR	2,712	2,872,664
National Bank of Greece SA, 8.00% to 10/3/28, 1/3/34(10)(13)	EUR	1,745	2,047,060
Piraeus Financial Holdings SA:
5.50% to 2/19/25, 2/19/30(10)(13)	EUR	810	864,219
Security	Principal Amount (000's omitted)		Value
Greece (continued)
Piraeus Financial Holdings SA: (continued)
7.25% to 1/17/29, 4/17/34(10)(13)	EUR	2,200	$ 2,426,577
8.75% to 6/16/26(10)(13)(14)	EUR	2,487	2,678,448
			$ 11,779,710
Honduras — 0.1%
Inversiones Atlantida SA, 7.50%, 5/19/26(10)	USD	1,935	$ 1,872,471
			$ 1,872,471
Hong Kong — 0.2%
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(10)	USD	5,517	$ 4,874,607
			$ 4,874,607
Hungary — 0.3%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(10)(13)	EUR	3,074	$ 3,512,421
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(10)(13)	USD	5,194	5,378,387
			$ 8,890,808
Iceland — 0.0%
Wow Air Hf.:
0.00%(14)(16)(17)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(14)(16)(17)	EUR	900	0
			$ 0
India — 0.2%
Vedanta Resources Finance II PLC:
13.875%, 1/21/27(10)	USD	3,978	$ 3,754,735
13.875%, 12/9/28(10)	USD	4,600	3,995,859
			$ 7,750,594
Indonesia — 0.3%
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(10)	USD	3,677	$ 3,531,017
Minejesa Capital BV:
4.625%, 8/10/30(10)	USD	4,420	4,210,050
5.625%, 8/10/37(10)	USD	1,343	1,166,052
			$ 8,907,119
Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.:
3.25%, 8/15/30(10)	USD	3,343	$ 2,767,596
4.00%, 8/15/26(10)	USD	1,482	1,402,341
			$ 4,169,937

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mauritius — 0.1%
Azure Power Energy Ltd., 3.575%, 8/19/26(10)	USD	2,417	$ 2,225,187
			$ 2,225,187
Mexico — 1.0%
Alpha Holding SA de CV:
9.00%, 2/10/25(10)(16)	USD	2,654	$ 39,807
10.00%, 12/19/22(10)(16)	USD	1,440	21,597
Banco Mercantil del Norte SA:
5.875% to 1/24/27(10)(13)(14)	USD	433	404,691
7.625% to 1/10/28(10)(13)(14)	USD	563	549,981
8.375% to 10/14/30(10)(13)(14)	USD	1,314	1,298,807
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(10)(13)	USD	2,994	2,738,939
8.125% to 1/8/34, 1/8/39(1)(13)	USD	1,260	1,282,680
8.45% to 6/29/33, 6/29/38(1)(13)	USD	1,896	1,980,294
Braskem Idesa SAPI, 6.99%, 2/20/32(10)	USD	3,526	2,302,095
Cemex SAB de CV:
5.125% to 6/8/26(10)(13)(14)	USD	1,319	1,257,150
9.125% to 3/14/28(1)(13)(14)	USD	2,626	2,799,240
Grupo Aeromexico SAB de CV, 8.50%, 3/17/27(10)	USD	2,422	2,323,020
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)(11)	USD	2,592	2,242,080
Petroleos Mexicanos:
6.84%, 1/23/30	USD	4,147	3,563,388
6.875%, 8/4/26	USD	6,086	5,939,799
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(10)	USD	3,653	1,596,818
7.50%, 11/12/25(10)	USD	1,896	1,112,848
			$ 31,453,234
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	4,037	$ 2,902,740
			$ 2,902,740
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(10)	USD	2,608	$ 2,405,627
IHS Netherlands Holdco BV, 8.00%, 9/18/27(10)	USD	1,318	1,218,132
SEPLAT Energy PLC, 7.75%, 4/1/26(10)	USD	1,280	1,194,454
			$ 4,818,213
Panama — 0.2%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(10)	USD	6,435	$ 5,503,008
Security	Principal Amount (000's omitted)		Value
Panama (continued)
C&W Senior Financing DAC, 6.875%, 9/15/27(10)	USD	2,561	$ 2,429,326
			$ 7,932,334
Paraguay — 0.1%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	2,421	$ 2,138,409
7.70%, 7/21/28(10)	USD	2,453	2,166,673
			$ 4,305,082
Peru — 0.3%
Auna SAA, 10.00%, 12/15/29(1)	USD	3,830	$ 3,860,295
Hunt Oil Co. of Peru LLC, 8.55%, 9/18/33(1)	USD	961	1,024,125
Peru LNG Srl, 5.375%, 3/22/30(10)	USD	5,932	4,888,157
Telefonica del Peru SAA, 7.375%, 4/10/27(10)	PEN	4,500	907,710
			$ 10,680,287
Romania — 0.1%
Banca Transilvania SA:
7.25% to 12/7/27, 12/7/28(10)(13)	EUR	2,058	$ 2,300,678
8.875% to 4/27/26, 4/27/27(10)(13)	EUR	482	550,547
			$ 2,851,225
Russia — 0.0%(9)
Gazprom PJSC via Gaz Finance PLC, 4.599% to 10/26/25(10)(13)(14)	USD	555	$ 294,150
Hacienda Investments Ltd. Via DME Airport DAC, 5.35%, 2/8/28(10)	USD	450	263,250
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(10)(13)(14)(17)	USD	1,226	0
			$ 557,400
Saint Lucia — 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd., 9.00%, 5/25/27	USD	4,218	$ 3,932,354
			$ 3,932,354
Singapore — 0.2%
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/25(10)	USD	2,913	$ 2,921,209
Puma International Financing SA, 5.00%, 1/24/26(10)	USD	4,346	4,127,244
			$ 7,048,453

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Slovenia — 0.0%(9)
Nova Ljubljanska Banka DD, 6.875% to 1/24/29, 1/24/34(10)(13)	EUR	200	$ 221,531
			$ 221,531
South Africa — 0.1%
Sasol Financing USA LLC:
5.50%, 3/18/31	USD	3,249	$ 2,730,813
6.50%, 9/27/28	USD	2,105	1,994,260
			$ 4,725,073
Spain — 0.0%(9)
International Airport Finance SA, 12.00%, 3/15/33(10)	USD	202	$ 205,986
			$ 205,986
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	3,239	$ 2,976,691
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(10)	USD	2,437	2,398,647
WE Soda Investments Holding PLC, 9.50%, 10/6/28(10)	USD	3,999	4,095,248
			$ 9,470,586
United Arab Emirates — 0.1%
Shelf Drilling Holdings Ltd.:
9.625%, 4/15/29(1)	USD	1,016	$ 986,434
9.625%, 4/15/29(10)	USD	2,352	2,283,557
			$ 3,269,991
Uzbekistan — 0.0%(9)
Ipoteka-Bank ATIB, 16.00%, 4/16/24(10)	UZS	7,100,000	$ 569,907
			$ 569,907
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(10)	USD	4,440	$ 4,170,825
			$ 4,170,825
Total Foreign Corporate Bonds (identified cost $234,202,608)			$ 230,753,182

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(10)(17)(18)	UZS	195,502,870	$ 16,587,374
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(10)(17)(18)	UZS	3,683,800	312,480
Total Loan Participation Notes (identified cost $17,036,132)			$ 16,899,854

Reinsurance Side Cars — 3.2%
Security	Shares	Value
Eden Re II Ltd.:
Series 2020A, 0.00%, 3/22/24(1)(17)(19)(20)	689,219	$ 200,563
Series 2021A, 0.00%, 3/21/25(1)(17)(19)(20)	41,325	10,166
Series 2021B, 0.00%, 3/21/25(1)(17)(19)(20)	394,291	117,893
Series 2022A, 0.00%, 3/20/26(1)(17)(19)(20)	839,905	502,767
Series 2022B, 0.00%, 3/20/26(1)(17)(19)(20)	690,061	418,867
Series 2023A, 0.00%, 3/19/27(1)(17)(19)(20)	300,000	355,530
Series 2023B, 0.00%, 3/19/27(1)(17)(19)(20)	118,000	140,302
Series 2024A, 0.00%, 3/17/28(1)(17)(19)(20)	7,700,000	7,700,000
Series 2024B, 0.00%, 3/17/28(1)(17)(19)(20)	26,300,000	30,713,140
Mt. Logan Re Ltd.:
Series 13, Preference Shares(17)(20)(21)	10,000	15,910,220
Series 17, Preference Shares(8)(17)(20)(21)	860	1,350,305
Special Investment Series 13(17)(20)	464	463,585
Special Investment Series 17(17)(20)	39	39,343
PartnerRe ILS Fund SAC Ltd.(20)(21)	34,000,000	34,000,000
Sussex Capital Ltd.:
Designated Investment Series 5, 5/19(8)(17)(20)(21)	249	11,252
Designated Investment Series 5, 12/19(8)(17)(20)(21)	791	44,952
Designated Investment Series 5, 6/20(8)(17)(20)(21)	434	39,182
Designated Investment Series 5, 4/21(8)(17)(20)(21)	247	12,944
Designated Investment Series 5, 12/21(8)(17)(20)(21)	958	23,228
Designated Investment Series 5, 11/22(8)(17)(20)(21)	958	257,269
Designated Investment Series 15, 12/21(8)(17)(20)(21)	743	18,003
Designated Investment Series 15, 11/22(8)(17)(20)(21)	721	193,633
Series 5, Preference Shares(8)(17)(20)(21)	5,583	7,502,294
Series 15, Preference Shares(8)(17)(20)(21)	4,657	5,653,275

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sussex Re Ltd.:
Series 2020A(8)(17)(20)(21)	4,081,939	$ 154,706
Series 2021A(8)(17)(20)(21)	4,154,232	304,505
Total Reinsurance Side Cars (identified cost $88,586,266)		$ 106,137,924

Sovereign Government Bonds — 10.7%
Security	Principal Amount (000's omitted)		Value
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(10)	EUR	120	$ 105,769
6.875%, 1/19/52(10)	EUR	1,733	1,477,401
			$ 1,583,170
Czech Republic — 1.6%
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	1,436,300	$ 53,561,149
			$ 53,561,149
Dominican Republic — 0.9%
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	$ 5,173,597
13.00%, 12/5/25(1)	DOP	12,940	228,694
Dominican Republic International Bonds:
12.00%, 8/8/25(1)	DOP	450,030	7,777,314
12.75%, 9/23/29(1)	DOP	794,700	15,046,586
13.625%, 2/3/33(1)	DOP	8,000	165,226
			$ 28,391,417
Iceland — 0.4%
Republic of Iceland:
4.50%, 2/17/42	ISK	299,783	$ 1,749,053
5.00%, 11/15/28	ISK	513,120	3,414,973
6.50%, 1/24/31	ISK	285,839	2,046,959
7.00%, 9/17/35	ISK	553,340	4,176,916
8.00%, 6/12/25	ISK	261,078	1,883,291
			$ 13,271,192
Mexico — 1.5%
Mexican Bonos:
7.75%, 11/13/42(22)	MXN	511,160	$ 25,540,032
8.00%, 7/31/53(22)	MXN	470,600	23,611,617
			$ 49,151,649
Security	Principal Amount (000's omitted)		Value
Panama — 0.1%
Panama Bonos del Tesoro, 3.362%, 6/30/31	USD	3,023	$ 2,357,184
			$ 2,357,184
Peru — 2.5%
Peru Government Bonds:
5.40%, 8/12/34	PEN	41,625	$ 9,961,017
5.94%, 2/12/29	PEN	199,073	53,380,325
6.15%, 8/12/32	PEN	65,080	16,845,923
6.714%, 2/12/55	PEN	5,641	1,480,249
			$ 81,667,514
Serbia — 0.8%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	3,319,480	$ 27,667,436
5.875%, 2/8/28	RSD	3,280	31,271
			$ 27,698,707
South Africa — 2.4%
Republic of South Africa Government Bonds, 10.50%, 12/21/26	ZAR	1,437,663	$ 80,339,405
			$ 80,339,405
Suriname — 0.4%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)(11)	USD	10,846	$ 9,287,802
9.00%, 12/31/50(1)(3)	USD	5,223	3,525,525
			$ 12,813,327
Ukraine — 0.0%(9)
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	11,529	$ 237,862
19.19%, 9/30/26	UAH	5,023	126,492
			$ 364,354
Uzbekistan — 0.0%(9)
Republic of Uzbekistan International Bonds, 16.25%, 10/12/26(10)	UZS	6,450,000	$ 521,844
			$ 521,844
Total Sovereign Government Bonds (identified cost $383,875,294)			$ 351,720,912

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Department of Agriculture Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (USD Prime - 0.50%), 2/16/43(2)	$4,806	$ 4,808,922
8.00%, (USD Prime - 0.50%), 2/16/63(2)	865	865,291
Total U.S. Department of Agriculture Loans (identified cost $5,670,845)		$ 5,674,213

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(6)
Series 2021-SB91, Class X1, 0.681%, 8/25/41(3)	$23,683	$ 660,181
Series 2021-SB92, Class X1, 0.686%, 8/25/41(3)	23,762	533,600
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.677%, 4/16/63(3)	26,662	1,423,342
Series 2021-132, Class IO, 0.726%, 4/16/63(3)	65,242	3,633,050
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	25,657	1,542,986
Series 2021-186, Class IO, 0.764%, 5/16/63(3)	47,377	2,727,293
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	67,457	3,272,696
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $17,832,678)		$ 13,793,148

U.S. Government Agency Mortgage-Backed Securities — 31.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.391%, (COF + 1.254%), with maturity at 2035(23)	$58	$ 57,010
4.698%, (COF + 1.251%), with maturity at 2030(23)	47	46,287
5.00%, with maturity at 2052	7,706	7,636,914
6.00%, with various maturities to 2053	4,633	4,707,033
6.50%, with maturity at 2053	5,889	6,059,340
7.00%, with various maturities to 2053	1,638	1,704,510
8.00%, with maturity at 2026	1	627
Federal National Mortgage Association:
4.367%, (COF + 1.254%), with maturity at 2035(23)	25	24,621
5.148%, (COF + 1.791%), with maturity at 2035(23)	294	288,766
5.50%, with various maturities to 2052	77,607	78,076,967
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.00%, with various maturities to 2053	$18,151	$ 18,445,140
6.50%, with various maturities to 2053	17,469	17,951,617
7.00%, with maturity at 2037	156	161,411
8.50%, with maturity at 2032	77	81,251
9.50%, with maturity at 2028	8	8,306
Government National Mortgage Association:
5.00%, with maturity at 2052	18,917	18,840,399
5.50%, with various maturities to 2063	68,760	69,412,129
6.00%, 30-Year, TBA(24)	45,650	46,369,599
6.00%, with various maturities to 2063	171,198	174,650,110
6.50%, with various maturities to 2063	134,022	137,709,088
7.00%, with various maturities to 2063	23,750	24,458,457
7.50%, with various maturities to 2054	39,738	40,521,377
8.00%, with various maturities to 2054	18,837	19,427,433
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(24)	8,671	8,579,887
5.50%, 30-Year, TBA(24)	200,000	200,804,680
6.00%, 30-Year, TBA(24)	165,400	167,835,780
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,040,663,600)		$1,043,858,739

U.S. Government Guaranteed Small Business Administration Loans — 0.3%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-1, Class A, 2.669%, 3/25/44(1)	$163,156	$ 9,124,199
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $32,593,312)		$ 9,124,199

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(27)	$11,661	$ 10,727,100
Total U.S. Treasury Obligations (identified cost $11,052,992)		$ 10,727,100

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(8)(17)	3,058,000	$ 0
Alpha Holding SA, Escrow Certificates(8)(17)	5,630,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 13.4%
Affiliated Fund — 9.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(28)	310,603,619	$ 310,603,619
Total Affiliated Fund (identified cost $310,603,619)		$ 310,603,619

Repurchase Agreements — 1.9%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 9/8/23 with an interest rate of 4.95%, collateralized by $1,000,000 Indonesia Government International Bonds, 4.85%, due 1/11/33 and a market value, including accrued interest, of $1,005,224	USD	980	$ 980,000
Dated 10/19/23 with an interest rate of 5.00%, collateralized by $1,000,000 Philippines Government International Bonds, 5.00%, due 7/17/33 and a market value, including accrued interest, of $1,014,877	USD	948	947,500
Dated 10/20/23 with an interest rate of 5.00%, collateralized by $1,000,000 Chile Government International Bonds, 3.50%, due 1/31/34 and a market value, including accrued interest, of $1,000,097(29)	USD	803	802,500
Dated 1/18/24 with an interest rate of 5.00%, collateralized by $5,000,000 Mexico Government International Bonds, 6.35%, due 2/9/35 and a market value, including accrued interest, of $5,363,660(29)	USD	5,300	5,300,000
Dated 1/18/24 with an interest rate of 5.10%, collateralized by $5,000,000 Brazil Government International Bonds, 3.75%, due 9/12/31 and a market value, including accrued interest, of $4,471,747	USD	4,463	4,462,500
Dated 1/18/24 with an interest rate of 5.10%, collateralized by $5,000,000 Indonesia Government International Bonds, 4.85%, due 1/11/33 and a market value, including accrued interest, of $5,026,118	USD	4,994	4,993,750
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 1/17/24 with an interest rate of 5.15%, collateralized by MXN 282,197,300 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $15,338,286(29)	USD	15,693	$ 15,692,928
Dated 1/17/24 with an interest rate of 5.15%, collateralized by MXN 364,978,399 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $20,141,033(29)	USD	20,431	20,431,412
Dated 1/31/24 with an interest rate of 5.00%, collateralized by $5,000,000 Philippines Government International Bonds, 5.00%, due 7/17/33 and a market value, including accrued interest, of $5,074,384	USD	5,338	5,337,500
JP Morgan Chase Bank, N.A.:
Dated 7/27/23 with an interest rate of 5.05%, collateralized by $1,000,000 Peru Government International Bonds, 2.78%, due 1/23/31 and a market value, including accrued interest, of $1,000,618(29)	USD	849	848,886
Nomura International PLC:
Dated 9/5/20 with an interest rate of 5.00%, collateralized by $1,000,000 Chile Government International Bonds, 3.50%, due 1/31/34 and a market value, including accrued interest, of $1,000,097(29)	USD	900	899,850
Total Repurchase Agreements (identified cost $60,696,826)			$ 60,696,826

U.S. Treasury Obligations — 2.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24	$13,401	$ 13,401,000
0.00%, 2/22/24	13,000	12,960,140
0.00%, 2/29/24(30)	13,488	13,432,884
0.00%, 3/21/24	13,500	13,403,302
0.00%, 4/18/24(30)	17,000	16,811,018
Total U.S. Treasury Obligations (identified cost $70,009,415)		$ 70,008,344
Total Short-Term Investments (identified cost $441,309,860)		$ 441,308,789
Total Investments — 114.6% (identified cost $3,888,413,701)	$3,769,465,132

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (1.7)%
Sovereign Government Bonds — (1.7)%
Security	Principal Amount (000's omitted)		Value
Brazil — (0.1)%
Brazil Government International Bonds, 3.75%, 9/12/31	USD	(5,000)	$ (4,399,351)
			$ (4,399,351)
Indonesia — (0.2)%
Indonesia Government International Bonds, 4.85%, 1/11/33	USD	(5,000)	$ (5,012,645)
			$ (5,012,645)
Mexico — (1.2)%
Mexican Udibonos:
4.00%, 11/15/40(31)	MXN	(364,978)	$ (20,013,214)
4.00%, 11/3/50(31)	MXN	(282,197)	(15,239,911)
Mexico Government International Bonds, 6.35%, 2/9/35	USD	(5,000)	(5,211,966)
			$ (40,465,091)
Philippines — (0.2)%
Philippines Government International Bonds, 5.00%, 7/17/33	USD	(5,000)	$ (5,064,662)
			$ (5,064,662)
Total Sovereign Government Bonds (proceeds $51,909,201)			$ (54,941,749)
Total Securities Sold Short (proceeds $51,909,201)			$ (54,941,749)

Other Assets, Less Liabilities — (12.9)%	$ (425,913,780)
Net Assets — 100.0%	$3,288,609,603
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $720,714,630 or 21.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at January 31, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2024.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Non-income producing security.
(9)	Amount is less than 0.05%.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $214,071,416 or 6.5% of the Portfolio's net assets.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	When-issued security.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(15)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at January 31, 2024.
(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(17)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(18)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(19)	Quantity held represents principal in USD.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Restricted security.
(22)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2024.

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

(24)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2024 of all interest only securities comprising the trust.
(27)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(29)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(31)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,084,472	USD	1,196,996	3/20/24	$ (22,678)
IDR	51,331,892,351	USD	3,282,720	3/20/24	(30,885)
IDR	81,737,000,000	USD	5,224,815	3/20/24	(46,841)
IDR	103,246,200,000	USD	6,594,900	3/20/24	(54,336)
IDR	79,252,403,764	USD	5,104,861	3/20/24	(84,284)
IDR	184,883,024,918	USD	11,915,197	3/20/24	(203,004)
PEN	51,028,600	USD	13,707,046	3/20/24	(308,644)
USD	25,059,287	EUR	22,703,583	3/20/24	474,775
USD	17,754,101	EUR	16,085,123	3/20/24	336,370
USD	6,840,093	EUR	6,197,089	3/20/24	129,593
USD	5,350,711	EUR	4,847,716	3/20/24	101,375
USD	51,386,144	EUR	47,380,982	3/20/24	79,779
USD	3,157,973	EUR	2,861,107	3/20/24	59,831
USD	1,942,971	EUR	1,760,322	3/20/24	36,812
USD	1,868,586	EUR	1,692,929	3/20/24	35,402
USD	1,679,921	EUR	1,522,000	3/20/24	31,828
USD	1,337,667	EUR	1,211,919	3/20/24	25,344
USD	1,336,314	EUR	1,210,694	3/20/24	25,318
USD	2,021,574	EUR	1,844,948	3/20/24	23,777
USD	1,530,784	EUR	1,395,936	3/20/24	19,198
USD	994,352	EUR	900,877	3/20/24	18,839
USD	993,383	EUR	900,000	3/20/24	18,821
USD	1,236,742	EUR	1,127,797	3/20/24	15,510
USD	529,172	EUR	482,557	3/20/24	6,636
USD	1,335,932	EUR	1,231,806	3/20/24	2,074
USD	844,110	EUR	778,318	3/20/24	1,311
USD	17,065,439	IDR	264,480,176,555	3/20/24	310,830
USD	8,503,743	IDR	132,905,000,000	3/20/24	84,317
USD	6,617,399	IDR	103,410,092,351	3/20/24	66,452
USD	33,819,512	PEN	128,017,000	3/20/24	206,534

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	12,799,244	PEN	48,445,137	3/20/24	$ 79,172
USD	7,737,348	PEN	29,296,000	3/20/24	45,200
USD	6,679,249	PEN	25,303,000	3/20/24	35,528
USD	5,476,448	PEN	20,730,000	3/20/24	33,444
USD	5,328,247	PEN	20,185,000	3/20/24	28,342
USD	10,923,174	PEN	41,527,721	3/20/24	19,384
USD	2,072,686	PEN	7,845,115	3/20/24	12,821
USD	1,252,935	PEN	4,744,000	3/20/24	7,319
USD	1,081,752	PEN	4,098,000	3/20/24	5,754
USD	862,920	PEN	3,269,000	3/20/24	4,590
USD	1,768,763	PEN	6,724,485	3/20/24	3,139
USD	493,224	PEN	1,867,000	3/20/24	3,012
USD	186,693	PEN	706,632	3/20/24	1,155
USD	130,138	PEN	493,000	3/20/24	692
USD	112,775	PEN	427,000	3/20/24	659
USD	77,607	PEN	294,000	3/20/24	413
USD	212,649	PEN	808,448	3/20/24	377
					$1,641,055
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,153,742	EUR	1,054,208	State Street Bank and Trust Company	2/9/24	$ 14,129	$ —
USD	671,265	EUR	613,723	State Street Bank and Trust Company	2/9/24	7,822	—
USD	569,532	EUR	520,122	State Street Bank and Trust Company	2/9/24	7,274	—
USD	2,414,728	EUR	2,205,539	UBS AG	2/9/24	30,511	—
USD	220,888	EUR	203,000	UBS AG	2/9/24	1,442	—
USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	—	(42,245)
USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(79,645)
AUD	32,475,000	USD	21,374,499	Standard Chartered Bank	3/20/24	—	(36,692)
AUD	20,983,000	USD	13,805,009	UBS AG	3/20/24	—	(18,059)
AUD	28,287,000	USD	18,625,434	UBS AG	3/20/24	—	(39,366)
EUR	47,557,736	CZK	1,166,068,117	UBS AG	3/20/24	801,877	—
USD	40,108	CAD	54,320	State Street Bank and Trust Company	3/20/24	—	(321)
USD	6,563,106	CAD	8,888,742	State Street Bank and Trust Company	3/20/24	—	(52,445)
USD	10,421,654	CNH	74,000,000	BNP Paribas	3/20/24	97,914	—
USD	21,293,948	CNH	151,200,000	Goldman Sachs International	3/20/24	200,036	—
USD	9,695,096	CNH	69,000,000	HSBC Bank USA, N.A.	3/20/24	68,906	—
USD	20,467,065	CNH	145,259,877	Standard Chartered Bank	3/20/24	201,859	—
USD	14,336,258	MXN	253,416,900	Standard Chartered Bank	3/20/24	—	(272,830)
USD	93,715	NZD	152,000	Standard Chartered Bank	3/20/24	800	—

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	264,650	NZD	432,452	Standard Chartered Bank	3/20/24	$ 298	$ —
USD	5,896,915	PEN	22,343,000	Standard Chartered Bank	3/20/24	30,391	—
USD	954,887	PEN	3,618,000	Standard Chartered Bank	3/20/24	4,921	—
USD	12,127,010	ZAR	229,491,352	BNP Paribas	3/20/24	—	(82,361)
USD	8,167,499	ZAR	156,815,983	Citibank, N.A.	3/20/24	—	(175,406)
USD	27,193,189	ZAR	519,151,969	Credit Agricole Corporate and Investment Bank	3/20/24	—	(426,672)
USD	8,225,402	ZAR	158,083,177	HSBC Bank USA, N.A.	3/20/24	—	(184,920)
USD	24,445,188	ZAR	467,680,449	UBS AG	3/20/24	—	(436,291)
OMR	4,666,500	USD	12,101,605	Standard Chartered Bank	4/8/24	18,576	—
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(343,525)
OMR	4,664,971	USD	12,097,326	Standard Chartered Bank	4/22/24	17,856	—
USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(290,160)
USD	648,777	EUR	598,174	Goldman Sachs International	4/30/24	—	(100)
USD	659,408	EUR	608,093	Goldman Sachs International	4/30/24	—	(229)
USD	692,025	EUR	638,065	HSBC Bank USA, N.A.	4/30/24	—	(124)
USD	12,946	HKD	100,944	Bank of America, N.A.	4/30/24	4	—
USD	734,268	HKD	5,725,056	HSBC Bank USA, N.A.	4/30/24	249	—
OMR	2,000,000	USD	5,183,496	Standard Chartered Bank	7/8/24	8,088	—
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(213,240)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(137,086)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(26,654)
USD	23,985,158	OMR	9,293,625	BNP Paribas	7/29/24	—	(135,945)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(10,213)
						$1,512,953	$(3,004,529)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	18,931	Long	3/28/24	$ 2,051,942,922	$24,144,358
U.S. 10-Year Treasury Note	221	Long	3/19/24	24,824,516	198,063
U.S. Ultra 10-Year Treasury Note	143	Long	3/19/24	16,713,125	336,851
U.S. Ultra-Long Treasury Bond	52	Long	3/19/24	6,719,375	400,388
30 Day Federal Funds	(2,852)	Short	4/30/24	(1,126,748,966)	16,212
Euro-Bobl	(95)	Short	3/7/24	(12,169,063)	(84,984)
Euro-Bund	(382)	Short	3/7/24	(56,082,613)	(1,191,268)
Euro-Buxl	(1)	Short	3/7/24	(148,661)	(7,529)
Euro-Schatz	(17)	Short	3/7/24	(1,950,912)	(4,350)
Japan 10-Year Bond	(193)	Short	3/13/24	(191,780,473)	(1,482,895)
U.S. 2-Year Treasury Note	(11)	Short	3/28/24	(2,262,219)	(5,178)
U.S. 5-Year Treasury Note	(40)	Short	3/28/24	(4,335,625)	(17,224)

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 10-Year Treasury Note	(153)	Short	3/19/24	$ (17,186,203)	$ (254,793)
U.S. Long Treasury Bond	(385)	Short	3/19/24	(47,102,344)	(2,818,991)
U.S. Ultra-Long Treasury Bond	(975)	Short	3/19/24	(125,988,281)	(4,373,084)
					$14,855,576
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 827,493
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	2,947,203
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	523,354
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	523,354
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	522,684
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	598,434
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(988,173)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(3,333,903)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(575,508)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(575,508)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(577,492)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(713,300)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	405,043

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	20,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	$ 2,160,441
EUR	4,400	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.63% (pays upon termination)	11/15/53	338,778
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,175,230)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(2,994,946)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(613,899)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(224,329)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,289,900
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	352,631
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	170,846
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	257,819
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	350,012
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	340,701
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	335,113
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	175,375
							$2,346,893
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,376,663
								$2,376,663

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	65,644,190	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	$ 847,155	$20,089	$ 867,244
CLP	22,046,810	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	399,337	—	399,337
CNY	76,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	12/20/28	131,526	—	131,526
CNY	77,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	12/20/28	135,114	—	135,114
CNY	107,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/20/28	194,297	—	194,297
CNY	305,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.25% (pays quarterly)	3/20/29	234,580	—	234,580
CNY	770,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	3/20/29	640,910	—	640,910
CZK	99,886	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	75,955	—	75,955
CZK	199,772	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	162,358	—	162,358
CZK	300,341	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	252,283	—	252,283
CZK	386,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.98% (pays annually)	9/20/33	342,549	—	342,549
JPY	45,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(792)	—	(792)
JPY	12,019,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(213,115)	159	(212,956)
JPY	15,542,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(277,481)	206	(277,275)
JPY	2,500,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.41% (pays annually)	9/20/53	606,272	—	606,272
MXN	283,800	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.67% (pays monthly)	1/11/29	39,249	—	39,249
PLN	180,000	Receives	6-month PLN WIBOR (pays semi-annually)	5.24% (pays annually)	6/21/33	(3,268,503)	—	(3,268,503)
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	130,830	—	130,830
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	159,147	—	159,147
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	111,605	—	111,605
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	233,461	—	233,461

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	$ 66,135	$ —	$ 66,135
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	232,093	—	232,093
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	60,549	—	60,549
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	55,609	—	55,609
USD	10,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	84,379	—	84,379
USD	65,150	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	552,742	—	552,742
USD	38,900	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	503,668	—	503,668
USD	38,900	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	508,138	—	508,138
USD	18,760	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(207,409)	—	(207,409)
USD	26,270	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(267,831)	—	(267,831)
USD	25,325	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(246,465)	—	(246,465)
USD	23,445	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(224,111)	—	(224,111)
ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(27,558)	—	(27,558)
ZAR	521,034	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(153,127)	222	(152,905)
Total						$1,873,549	$20,676	$1,894,225
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$7,651	1.00% (pays quarterly)(1)	12/20/28	$ 114,096	$(263,052)	$(148,956)
Malaysia	20,400	1.00% (pays quarterly)(1)	12/20/28	(521,649)	445,772	(75,877)
Total				$(407,553)	$182,720	$(224,833)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 6,058,901,240 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	1/13/33	$15,504
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	4/8/32	(163,449)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	4/11/32	(545,118)
				$(693,063)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
OTC	– Over-the-counter
PIK	– Payment In Kind

PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ISK	– Icelandic Krona

JPY	– Japanese Yen
MXN	– Mexican Peso
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2024 were $920,753 or less than 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	1/17/24	On Demand(1)	5.65%	$24,801,210	$24,854,957
Barclays Bank PLC	1/17/24	On Demand(1)	5.65	23,415,218	23,465,962
Total				$48,216,428	$48,320,919
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign government bonds having an aggregate market value of $49,151,649.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2024.

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2024, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$15,910,220
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	1,350,305
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	34,000,000
Sussex Capital Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	11,252
Sussex Capital Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	44,952
Sussex Capital Ltd., Designated Investment Series 5, 6/20	6/30/20	434	64,320	39,182
Sussex Capital Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	12,944
Sussex Capital Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	23,228
Sussex Capital Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	257,269
Sussex Capital Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	18,003
Sussex Capital Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	193,633
Sussex Capital Ltd., Series 5, Preference Shares	12/17/18	5,583	2,470,224	7,502,294
Sussex Capital Ltd., Series 15, Preference Shares	6/1/21	4,657	3,298,581	5,653,275
Sussex Re Ltd., Series 2020A	1/21/20	4,081,939	0	154,706
Sussex Re Ltd., Series 2021A	1/14/21	4,154,232	0	304,505
Total Restricted Securities			$51,513,465	$65,475,768
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $310,603,619, which represents 9.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$422,234,524	$737,844,939	$(849,475,844)	$ —	$ —	$310,603,619	$3,997,185	310,603,619
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 340,607,178	$ —	$ 340,607,178
Closed-End Funds	7,462,699	—	—	7,462,699
Collateralized Mortgage Obligations	—	1,067,402,654	—	1,067,402,654
Commercial Mortgage-Backed Securities	—	18,160,572	—	18,160,572
Common Stocks	1,417,802	3,830,815*	—	5,248,617
Convertible Bonds	—	86,133,290	—	86,133,290
Convertible Preferred Stocks	2,725,281	—	—	2,725,281
Exchange-Traded Funds	11,726,781	—	—	11,726,781
Foreign Corporate Bonds	—	230,753,182	0	230,753,182
Loan Participation Notes	—	—	16,899,854	16,899,854
Reinsurance Side Cars	—	34,000,000	72,137,924	106,137,924
Sovereign Government Bonds	—	351,720,912	—	351,720,912
U.S. Department of Agriculture Loans	—	5,674,213	—	5,674,213
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,793,148	—	13,793,148
U.S. Government Agency Mortgage-Backed Securities	—	1,043,858,739	—	1,043,858,739
U.S. Government Guaranteed Small Business Administration Loans	—	9,124,199	—	9,124,199
U.S. Treasury Obligations	—	10,727,100	—	10,727,100
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	310,603,619	—	—	310,603,619
Repurchase Agreements	—	60,696,826	—	60,696,826
U.S. Treasury Obligations	—	70,008,344	—	70,008,344
Total Investments	$333,936,182	$3,346,491,172	$89,037,778	$3,769,465,132
Forward Foreign Currency Exchange Contracts	$ —	$ 3,904,680	$ —	$ 3,904,680
Futures Contracts	25,095,872	—	—	25,095,872
Swap Contracts	—	23,385,385	—	23,385,385
Total	$359,032,054	$3,373,781,237	$89,037,778	$3,821,851,069
Liability Description
Securities Sold Short	$ —	$ (54,941,749)	$ —	$ (54,941,749)
Forward Foreign Currency Exchange Contracts	—	(3,755,201)	—	(3,755,201)
Futures Contracts	(10,240,296)	—	—	(10,240,296)
Swap Contracts	—	(17,888,896)	—	(17,888,896)
Total	$(10,240,296)	$ (76,585,846)	$ —	$ (86,826,142)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Opportunities Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Miscellaneous	Total
Balance as of October 31, 2023	$0	$15,902,788	$63,870,436	$0	$79,773,224
Realized gains (losses)	—	—	511,804	57,727	569,531
Change in net unrealized appreciation (depreciation)	(628,325)	926,938	2,519,176	—	2,817,789
Cost of purchases	—	—	34,000,000	—	34,000,000
Proceeds from sales, including return of capital	—	—	(28,763,492)	(57,727)	(28,821,219)
Accrued discount (premium)	—	70,128	—	—	70,128
Transfers to Level 3(1)	628,325	—	—	—	628,325
Transfers from Level 3	—	—	—	—	—
Balance as of January 31, 2024	$ 0	$16,899,854	$ 72,137,924	$ 0	$ 89,037,778
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2024	$(628,325)	$ 926,938	$ 6,306,983	$ —	$ 6,605,596
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 2 to Level 3 due to restrictions imposed on the sale of the investment.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2024:
Type of Investment	Fair Value as of January 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	16,899,854	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	1.14% - 1.66%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 1.15% based on relative principal amounts.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.